Federated Hermes Fund for U.S. Government Securities II
Portfolio of Investments
March 31, 2024 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—65.6%
	Federal Home Loan Mortgage Corporation—18.8%
$5,775,150	2.000%, 1/1/2052	$ 4,589,780
1,732,372	2.000%, 1/1/2052	1,395,744
1,369,975	2.500%, 9/1/2050	1,145,326
1,194,210	2.500%, 1/1/2052	1,002,114
2,473,073	2.500%, 4/1/2052	2,076,038
407,812	3.500%, 6/1/2052	370,735
1,354,918	3.500%, 7/1/2052	1,225,808
49,477	4.000%, 12/1/2047	46,526
569,620	4.000%, 9/1/2052	527,942
3,458	4.000%, 11/1/2052	3,191
1,098,472	4.500%, 11/1/2037	1,081,403
153,585	5.000%, 1/1/2034	153,839
44,951	5.000%, 5/1/2034	45,011
35,959	5.000%, 4/1/2036	36,096
13,295	5.000%, 5/1/2036	13,342
8,041	5.000%, 6/1/2036	8,072
33,212	5.000%, 6/1/2040	33,443
268,921	5.500%, 5/1/2034	274,288
11,004	5.500%, 12/1/2035	11,260
62,310	5.500%, 2/1/2036	63,890
44,425	5.500%, 5/1/2036	45,498
2,966	5.500%, 5/1/2036	3,047
4,876	5.500%, 5/1/2036	5,000
3,274	5.500%, 6/1/2036	3,356
851	5.500%, 6/1/2036	874
39,739	5.500%, 11/1/2037	40,828
71,386	5.500%, 1/1/2038	73,312
322,275	5.500%, 5/1/2038	324,600
3,126	6.000%, 1/1/2032	3,181
10,425	6.000%, 2/1/2032	10,640
43,481	6.000%, 4/1/2036	44,914
5,139	6.000%, 5/1/2036	5,309
125,682	6.000%, 6/1/2037	130,837
7,168	6.000%, 7/1/2037	7,445
2,481	6.500%, 3/1/2029	2,534
1,514	6.500%, 6/1/2029	1,546
859	6.500%, 7/1/2029	877
285	6.500%, 9/1/2029	291
696	7.000%, 12/1/2029	717
230	7.000%, 6/1/2030	237
91	7.000%, 11/1/2030	94
134,987	7.000%, 4/1/2032	141,268
4,958	7.500%, 1/1/2031	5,189
983	8.500%, 5/1/2030	1,029
72	9.000%, 2/1/2025	72
	TOTAL	14,956,543

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—26.6%
$2,083,383	2.000%, 7/1/2050	$ 1,659,017
862,411	2.000%, 7/1/2051	686,746
1,831,349	2.000%, 8/1/2051	1,466,904
862,680	2.000%, 2/1/2052	689,117
1,845,637	2.000%, 2/1/2052	1,466,813
735,778	2.000%, 2/1/2052	587,746
574,318	2.500%, 10/1/2051	479,423
817,852	2.500%, 1/1/2052	681,440
685,722	2.500%, 3/1/2052	567,491
34,289	3.000%, 2/1/2047	30,350
555,822	3.000%, 2/1/2048	482,072
1,800,390	3.000%, 2/1/2048	1,587,946
805,579	3.000%, 5/1/2051	694,913
1,481,371	3.000%, 2/1/2052	1,281,110
1,079,312	3.000%, 6/1/2052	940,149
1,398,414	3.500%, 8/1/2037	1,327,765
1,413,060	3.500%, 9/1/2037	1,341,672
510,744	3.500%, 12/1/2046	466,903
309,606	3.500%, 12/1/2047	282,934
795,983	3.500%, 1/1/2048	721,688
910,819	3.500%, 11/1/2050	832,708
605,081	3.500%, 6/1/2052	545,911
121,063	4.500%, 10/1/2041	118,463
837,511	4.500%, 2/1/2053	798,465
117,724	5.000%, 7/1/2034	117,934
13,813	5.000%, 11/1/2035	13,853
66,019	5.500%, 9/1/2034	67,483
24,472	5.500%, 1/1/2036	25,066
33,744	5.500%, 4/1/2036	34,576
943,201	5.500%, 6/1/2053	939,163
1,033	6.000%, 7/1/2029	1,042
845	6.000%, 5/1/2031	862
5,003	6.000%, 5/1/2036	5,179
83,051	6.000%, 7/1/2036	86,199
2,014	6.000%, 7/1/2036	2,089
21,776	6.000%, 9/1/2037	22,621
18,537	6.000%, 11/1/2037	19,313
11,343	6.000%, 12/1/2037	11,648
1,155	6.500%, 6/1/2029	1,181
92	6.500%, 6/1/2029	94
85	6.500%, 7/1/2029	86
133	6.500%, 7/1/2029	136
1,693	6.500%, 7/1/2029	1,729
104	6.500%, 7/1/2029	106
62	6.500%, 8/1/2029	63
2,803	6.500%, 9/1/2030	2,877
12,068	6.500%, 6/1/2031	12,445
9,362	6.500%, 4/1/2032	9,706
983	7.000%, 10/1/2029	1,013
8,517	7.000%, 10/1/2029	8,788
3,040	7.000%, 11/1/2030	3,158

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 65,845		7.000%, 4/1/2032	$ 68,869
344		7.500%, 8/1/2028	353
98		7.500%, 9/1/2028	101
2,489		7.500%, 2/1/2030	2,597
1,222		8.000%, 7/1/2030	1,263
		TOTAL	21,199,339
		Government National Mortgage Association—19.6%
1,782,456		2.000%, 6/20/2052	1,459,542
2,590,500		2.500%, 6/20/2051	2,207,626
563,318		3.000%, 11/20/2047	503,963
948,866		3.500%, 1/20/2048	866,980
493,725		3.500%, 5/20/2052	447,106
955,326		4.000%, 10/20/2052	893,659
949,606		4.000%, 12/20/2052	888,234
184,177		4.500%, 6/20/2039	180,270
149,176		4.500%, 10/15/2039	145,442
210,358		4.500%, 8/20/2040	205,919
929,506		4.500%, 10/20/2052	893,641
107,900		5.000%, 7/15/2034	107,292
909,690		5.000%, 9/20/2052	893,998
881,586		5.500%, 10/20/2052	880,967
1,478,583		5.500%, 9/20/2053	1,477,891
6,641		6.000%, 4/15/2032	6,715
17,475		6.000%, 5/15/2032	17,809
65,120		6.000%, 4/15/2036	66,893
58,461		6.000%, 5/15/2036	60,043
15,559		6.000%, 7/20/2036	16,045
16,379		6.000%, 5/20/2037	16,931
96,671		6.000%, 7/20/2038	100,176
1,022,269		6.000%, 10/20/2052	1,033,114
1,976,922		6.000%, 10/20/2053	1,994,652
5		6.500%, 5/15/2024	5
278		6.500%, 6/15/2029	282
2,066		6.500%, 7/20/2031	2,113
1,981		6.500%, 8/20/2031	2,023
17,865		6.500%, 10/15/2031	18,306
18,473		6.500%, 12/15/2031	18,910
1,928		6.500%, 4/15/2032	1,972
14,147		6.500%, 5/15/2032	14,510
127,872		6.500%, 5/15/2032	131,309
252		7.500%, 10/15/2029	260
1,859		7.500%, 3/20/2030	1,915
694		8.000%, 4/15/2030	723
		TOTAL	15,557,236
	[1]	Uniform Mortgage-Backed Securities, TBA—0.6%
500,000		4.000%, 4/1/2054	463,008
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $53,434,259)	52,176,126
		U.S. TREASURIES—17.0%
		U.S. Treasury Bonds—7.8%
1,000,000		2.750%, 8/15/2042	784,826

Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bonds—continued
$ 300,000		2.875%, 11/15/2046	$ 231,114
1,750,000		3.375%, 5/15/2044	1,493,191
600,000		3.375%, 11/15/2048	501,331
500,000		3.625%, 5/15/2053	439,439
300,000		4.000%, 11/15/2052	282,123
500,000		4.125%, 8/15/2053	480,744
1,900,000		4.500%, 2/15/2036	1,975,145
		TOTAL	6,187,913
		U.S. Treasury Notes—9.2%
800,000		0.625%, 3/31/2027	715,750
2,400,000		0.625%, 11/30/2027	2,100,631
250,000		2.500%, 2/28/2026	240,168
1,000,000		3.500%, 1/31/2028	970,898
500,000		3.500%, 1/31/2030	481,170
1,500,000		4.625%, 11/15/2026	1,505,166
1,250,000		4.875%, 10/31/2028	1,281,682
		TOTAL	7,295,465
		TOTAL U.S. TREASURIES (IDENTIFIED COST $13,714,483)	13,483,378
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.7%
		Government National Mortgage Association—0.4%
347,317		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	323,287
		Non-Agency Mortgage—7.3%
970,446		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	780,148
516,102		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	448,989
1,063,829	[2]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.971% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	997,414
1,221,790		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	1,023,822
1,319,868		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	1,061,050
1,123,558		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	903,235
585,779		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/25/2053	584,268
		TOTAL	5,798,926
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,871,228)	6,122,213
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.1%
		Agency Commercial Mortgage-Backed Securities—4.1%
457,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	428,610
900,000		FHLMC REMIC, Series K512, Class A2, 5.000%, 11/25/2028	908,902
1,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	926,303
1,000,000		FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	1,018,211
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,243,274)	3,282,026
		ASSET-BACKED SECURITIES—4.1%
		Auto Receivables—0.2%
178,255		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	176,045
		Single Family Rental Securities—1.2%
605,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	537,315
409,212		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	397,185
		TOTAL	934,500
		Student Loans—2.7%
154,507		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	139,922
321,579		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	290,002
165,537		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	151,427

Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$ 586,492		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	$ 502,258
752,735		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	659,978
393,690	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.539% (CME Term SOFR 1 Month +1.214%), 7/15/2053	393,185
		TOTAL	2,136,772
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,559,587)	3,247,317
		REPURCHASE AGREEMENT—1.2%
942,000		Interest in $1,772,000,000 joint repurchase agreement 5.34%, dated 3/28/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,773,051,387 on 4/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,807,708,104. (IDENTIFIED COST $942,000)	942,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $81,764,831)	79,253,060
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	268,260
		TOTAL NET ASSETS—100%	$79,521,320
At March 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	11	$2,249,328	June 2024	$(1,681)
United States Treasury Notes 10-Year Long Futures	15	$1,661,953	June 2024	$6,294
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	7	$802,266	June 2024	$(5,724)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,111)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate